Share-based payments - SARs (cash settled) (Details) $ in Thousands		12 Months Ended
	Nov. 06, 2014 MXN ($) EquityInstruments	Dec. 31, 2017 MXN ($) EquityInstruments	Dec. 31, 2016 MXN ($) EquityInstruments	Dec. 31, 2015 MXN ($) EquityInstruments
Share-based payments
Compensation (benefit) recorded in the consolidated statement of operations		$ (25,498)
Compensation expense recorded in the consolidated statement of operations			$ 86,100	$ 44,699
SARs - cash settled
Share-based payments
Granted | EquityInstruments	4,315,264	3,965,351	2,044,604	1,793,459
Vesting period	3 years	3 years	3 years	3 years
Total amount granted	$ 10,831	$ 15,765	$ 14,532	$ 11,599
Carrying amount of the liability		723	15,744
Compensation (benefit) recorded in the consolidated statement of operations		$ (8,999)
Compensation expense recorded in the consolidated statement of operations			$ 31,743	$ 44,699